Related Party Transactions (Details) - USD ($)																6 Months Ended		12 Months Ended
	Dec. 10, 2024	Sep. 26, 2024	Aug. 05, 2024	Aug. 01, 2024	May 14, 2024	Feb. 29, 2024	Jan. 30, 2024	Jan. 22, 2024	Dec. 22, 2023	Apr. 19, 2023	Mar. 29, 2023	Feb. 27, 2023	Feb. 17, 2023	Feb. 14, 2023	Feb. 09, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 16, 2025	Jul. 31, 2024	Mar. 05, 2024
Related Party Transactions (Details) [Line Items]
Proceeds from related party																	$ 77,500		$ 360,000
Repayment to related party debt																		$ 875,417	$ 160,000
Promissory note face value																				$ 3,000,000
Secured Convertible Debenture
Related Party Transactions (Details) [Line Items]
Interest rate																		10.00%			10.00%
Will Gray | Related party
Related Party Transactions (Details) [Line Items]
Proceeds from related party									$ 90,000	$ 35,000	$ 45,000
Repayment to related party debt	$ 75,000	$ 47,500	$ 47,500
Adrian Beeston | Related party
Related Party Transactions (Details) [Line Items]
Proceeds from related party								$ 50,000
Repayment to related party debt		25,000
Interest rate								0.00%
Adrian Beeston | Related party | Secured Convertible Debenture
Related Party Transactions (Details) [Line Items]
Proceeds from related party					$ 27,500
Promissory note face value					$ 27,500
Joel Solis | Related party
Related Party Transactions (Details) [Line Items]
Proceeds from related party							$ 150,000					$ 60,000	$ 20,000	$ 45,000	$ 50,000
Repayment to related party debt		$ 105,000		$ 70,000		$ 150,000
Interest rate							0.00%															0.00%
Certain properties located in chaves county, New Mexico | Joel Solis | Related party
Related Party Transactions (Details) [Line Items]
Fair market value																	$ 166,449